Fair Value of Financial Instruments (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Borrowings - net of current portion, carrying amount	¥ (746,588)	¥ (668,380)
Borrowings - net of current portion, estimated fair value	¥ (759,185)	¥ (644,499)